CREDITOR PROTECTION PROCEEDINGS RELATED DISCLOSURES (Details Textual) In Millions, except Share data, unless otherwise specified	12 Months Ended								3 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended			9 Months Ended
	Dec. 31, 2012 CAD	Sep. 30, 2012 CAD	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012 Senior Secured Notes Due 2017 [Member] USD ($)	Dec. 31, 2012 Senior Secured Notes Mature September 13, 2017 [Member] USD ($)	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Prei [Member] CAD	Dec. 31, 2012 Prei [Member] CAD	Dec. 31, 2012 Unsecured Creditor [Member] CAD	Sep. 30, 2012 Unsecured Creditor [Member] CAD	Dec. 31, 2012 Fresh Start Accounting Adjustments [Member] CAD	Sep. 30, 2012 Fresh Start Accounting Adjustments [Member] CAD	Sep. 30, 2012 Plan Of Arrangement Adjustments [Member] CAD
Blended Rate Of Return Required By Debt and Equity Investors	15.00%
Impact On Equity Value By Change In Blended Rate	40.0
Enterprise value													392.9	496.7	392.9
Repayment Of Dip Credit Facility Exit Fee															6.9
Long-term Debt, Gross						250.0	35.0
Common stock, outstanding	14,527,571	14,400,000	381,800,000	381,800,000	381,800,000			381,900,450
Common Stock Shares Reserve												0.6
Liabilities Subject to Compromise, Creditor Protection Proceedings, Forgiveness	4.8
Repayments of Unsecured Debt	1.0										1.0
Proceeds from Sale of Interest in Corporate Unit									33.0	33.0
Estimated Proceeds From Sale Of Interest In Corporate Unit	12.9	30.0
Common stock, issued	14,527,571	14,400,000						381,900,450			127,571